FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Maturity (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Less than 3 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	63,933	48,977
Average hedged rate	140.00%	137.00%
Less than 3 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		5,193
Average hedged rate		142.80%
Less than 3 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	10,956	38,633
Average hedged rate	145.30%	151.70%
Less than 3 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		3,403
Average hedged rate		149.60%
Less than 3 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	11,117	7,032
Average hedged rate	84.00%	92.20%
Less than 3 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	743	467
Average hedged rate	2384.50%	2522.00%
Less than 3 months | US Dollars to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	11,369
Average hedged rate	2057.20%
Less than 3 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		8,092
Average hedged rate		105.40%
Less than 3 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	3,079	2,949
Average hedged rate	118.30%	108.10%
3 to 6 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	62,896	48,847
Average hedged rate	139.80%	136.90%
3 to 6 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
3 to 6 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	14,472	31,342
Average hedged rate	149.60%	151.50%
3 to 6 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
3 to 6 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	7,202	1,122
Average hedged rate	84.90%	92.60%
3 to 6 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	315	156
Average hedged rate	2438.70%	2523.00%
3 to 6 months | US Dollars to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,226
Average hedged rate	2061.00%
3 to 6 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		1,323
Average hedged rate		105.80%
3 to 6 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	3,039	2,910
Average hedged rate	118.70%	108.80%
6 to 9 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	54,257	41,006
Average hedged rate	139.80%	138.80%
6 to 9 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
6 to 9 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	14,472	34,548
Average hedged rate	157.80%	151.10%
6 to 9 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
6 to 9 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	9,153	0
Average hedged rate	84.10%	0.00%
6 to 9 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
6 to 9 months | US Dollars to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	1,690
Average hedged rate	2061.40%
6 to 9 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
6 to 9 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,508	2,795
Average hedged rate	119.50%	109.20%
9 to 12 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	47,301	56,221
Average hedged rate	137.80%	140.60%
9 to 12 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
9 to 12 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	20,904	18,674
Average hedged rate	162.40%	150.00%
9 to 12 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
9 to 12 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	4,577	484
Average hedged rate	84.20%	94.60%
9 to 12 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
9 to 12 months | US Dollars to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
9 to 12 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
9 to 12 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,509	2,521
Average hedged rate	119.90%	109.80%
1 to 2 years | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	69,560	194,238
Average hedged rate	137.40%	139.70%
1 to 2 years | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
1 to 2 years | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	12,060	32,680
Average hedged rate	163.30%	149.50%
1 to 2 years | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
1 to 2 years | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	4,554	97
Average hedged rate	83.10%	94.10%
1 to 2 years | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
1 to 2 years | US Dollars to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
1 to 2 years | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
1 to 2 years | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%